Income Tax - Schedule of Income Tax Expense (Details)	12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Income tax
- Current year provision	RM 13,319		RM 19,734	RM 257,571
- Under-provision in prior year	17,684		15,941	33,408
Income tax	31,003		35,675	290,979
Deferred tax (Note 13)
Relating to origination and reversal of temporary differences	(6,466,803)		337,478	(7,569,432)
Overprovision in prior year			(1,107,706)	(3,542,190)
Deferred tax	(6,466,803)		(770,228)	(11,111,622)
Income tax deferred tax	RM (6,435,800)	$ (1,577,402)	RM (734,553)	RM (10,820,643)